Countervailing ("CVD") and antidumping ("ADD") duty dispute (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of antidumping duty dispute rates
The respective Cash Deposit Rates, the AR POI Final Rate and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[3]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[4]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020	7.57%	3.62%
AR4 POI[5]
January 1, 2021 - December 1, 2021	7.57%	2.19%
December 2, 2021 - December 31, 2021	5.06%	2.19%
AR5 POI[6]
January 1, 2022 – January 9, 2022	5.06%	n/a
January 10, 2022 – August 8, 2022	5.08%	n/a
August 9, 2022 - December 31, 2022	3.62%	n/a
AR6 POI[7]
January 1, 2023 - July 31, 2023	3.62%	n/a
August 1, 2023 - December 31, 2023	2.19%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
4.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
5.On August 1, 2023, the USDOC issued the final CVD rate for the AR4 POI.
6.The CVD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
7.The CVD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[3]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[4]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020	1.40%	4.63%	3.40%
AR4 POI[5]
January 1, 2021 - December 1, 2021	1.40%	7.06%	6.80%
December 2, 2021 - December 31, 2021	6.06%	7.06%	6.80%
AR5 POI[6]
January 1, 2022 - August 8, 2022	6.06%	n/a	4.52%
August 9, 2022 - December 31, 2022	4.63%	n/a	4.52%
AR6 POI[7]
January 1, 2023 - July 31, 2023	4.63%	n/a	8.84%
August 1, 2023 - December 31, 2023	7.06%	n/a	8.84%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
4.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI.
5.On July 31, 2023, the USDOC issued the final ADD rate for the AR4 POI. On September 7, 2023, the USDOC amended the final ADD rate for the AR4 POI from 6.96% to 7.06% for ministerial errors. This table only reflects the final rate.
6.The ADD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
7.The ADD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.
.

Impact on results
The following table reconciles our cash deposits paid during the year to the amount recorded in our statements of earnings:

($ millions)	2023	2022
Cash deposits[1]	(53)	(117)
Adjust to West Fraser Estimated ADD rate[2]	(17)	18
Export duties, net	(70)	(99)
Duty recovery attributable to AR3[3]	—	81
Duty recovery attributable to AR4[4]	62	—
Export duty (expense) recovery	(8)	(18)
Net interest income on export duty deposits	27	9
1.Represents combined CVD and ADD cash deposit rate of 11.12% from January 1, 2022 to January 9, 2022, 11.14% from January 10, 2022 to August 8, 2022, 8.25% from August 9, 2022 to July 31, 2023 and 9.25% from August 1, 2023 to December 31, 2023.
2.Represents adjustment to West Fraser Estimated ADD rate of 8.84% for 2023 and 4.52% for 2022.
3.$81 million represents the duty recovery attributable to the finalization of the AR3 duty rates for the 2020 POI. The final CVD rate was 3.62% and the final ADD rate was 4.63% for AR3.
4.$62 million represents the duty recovery attributable to the finalization of AR4 duty rates for the 2021 POI. The final CVD rate was 2.19% and the final ADD rate was 7.06% for AR4.
Impact on balance sheet
Export duty deposits receivable is represented by:

Export duty deposits receivable	2023	2022
Beginning of year	$354	$242
Export duties recognized as duty deposits receivable	—	97
Interest income recognized on duty deposits receivable	23	15
End of year	$377	$354
Export duties payable is represented by:

Export duties payable	2023	2022
Beginning of year	$73	$69
Export duties recognized as long-term payable	(45)	(2)
Interest expense (income) recognized on export duties payable	(4)	6
End of year	$24	$73